Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000793769
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Harbor Convertible Securities Fund Fund Summary
Investment Objective
The Fund seeks to maximize total return by investing primarily in a portfolio of convertible securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Harbor Convertible Securities Fund	Institutional Class	Administrative Class	Investor Class
Redemption Fee (applicable to shares held less than 9 months for Harbor Convertible Securities Fund, applicable on shares held less than 60 days for Harbor Emerging Markets Debt Fund)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {Harbor Convertible Securities Fund Harbor Convertible Securities Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.37%
Other Expenses		0.81%	0.81%	0.81%
Total Annual Fund Operating Expenses		1.46%	1.71%	1.83%
Expense Reimbursements	[1]	(0.61%)	(0.61%)	(0.61%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.85%	1.10%	1.22%
[1]	The Adviser has contractually agreed to limit the Fund's operating expenses through April 30, 2012. Only the Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example Harbor Convertible Securities Fund (USD $)	One Year	Three Years
Institutional Class	87	402
Administrative Class	112	479
Investor Class	124	516

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategy

Principal Style Characteristics: Convertible securities

The Fund invests primarily in convertible securities of U.S. and non-U.S. corporate issuers. Convertible securities are "hybrid" securities that possess both fixed income and equity characteristics. These convertible securities include corporate bonds, preferred stocks and other types of securities that are convertible into common stock or its equivalent value. A convertible security generally performs more like a common stock when the price of the underlying stock is closer to or above the conversion price because it is more likely that the convertible security will be converted into stock. A convertible security generally performs more like a bond when the price of the underlying stock is well below the conversion price because it is more likely that the convertible security will mature without being converted. While the Fund has broad discretion to invest in all types of convertible securities, the Fund focuses primarily on investments in convertible bonds. The Fund also focuses primarily on convertible securities of corporate issuers with debt rated below investment grade (below Baa3 by Moody's or below BBB- by S&P or Fitch), commonly referred to as "high yield" or "junk bonds." As a result, all, or substantially all of the Fund's assets, may be invested in below investment grade rated securities. The Fund invests primarily in U.S. dollar denominated securities; however, the Fund may invest in securities denominated in other currencies.

The Subadviser seeks to maximize portfolio return and minimize default risk by adhering to the following elements of its philosophy when selecting securities for investment:

•	Bottom-up, fundamental analysis

•	Broad diversification

•	Direct communication with management

•	Monitoring issuers on a systematic basis

•	Credit committee disciplined approach

•	Comprehensive reporting and risk control systems

The Subadviser conducts in-depth analysis using proprietary research tools in addition to communicating with management of the issuers to select securities for investment in the Fund and to monitor the selected securities on a systematic basis. The Subadviser seeks to select securities issued by companies that generally exhibit, or are believed to have the prospect for, positive credit momentum with the potential for credit rating upgrade and/or equity appreciation. In addition to considering company fundamentals, the Subadviser also considers a range of more technical factors related to the convertible nature of these securities, including:

•	The optimal entry point to acquire the company's convertible securities based upon the relationship between the underlying equity and bond valuations and convertible security price

•	Determining the catalysts for growth on the equity side of the company's balance sheet relative to the resiliency of bond valuations if the company's equity valuations were to decline

•	Assessing the volatility of the underlying common stock and its relationship with the price of the convertible security

•	Determining whether there is sufficient liquidity to support purchase and sale activity·

•	Assessing the historical relationship between the price of the convertible security and the Subadviser's view of the security's implied value

•	Assessing/monitoring the positive risk/reward characteristics of the convertible security versus the movements (up/down) in the price of the underlying equity

•

Assessing the potential for risk/volatility by first identifying the "bond floor" (the price of the convertible security if valued solely based on the underlying bond price) as the main convertible component

The Subadviser tends to acquire convertible securities that have valuations more closely aligned with a company's bonds than common stock. The Subadviser believes this approach can provide greater downside protection for the Fund's portfolio, although at the expense of potentially greater appreciation that can come with holding convertible securities whose price is more dependent upon the price of the underlying common stock.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of convertible securities.While the Fund's portfolio consists primarily of convertible securities of U.S. issuers, it may, from time to time, include non-convertible corporate debt, non-U.S. dollar-denominated securities, convertible securities of non-US issuers, synthetic convertibles or common stock of issuers. In addition, the Subadviser may, from time to time and subject to market conditions, utilize macro hedging techniques including, but not limited to, long and short positions in U.S. Treasuries. However, it is not the Subadviser's intention to normally hedge on a security specific basis. The Fund's 80% investment policy can be changed by the Fund upon 60 days advance notice to shareholders.

All securities in the portfolio are reviewed at least four times a year. As part of the selection and monitoring process, the Subadviser actively seeks to avoid holding securities of issuers that it deems to have a high risk of default.

Duration/Maturity. Although duration may be one of the characteristics considered in securities selection, the Fund does not focus on securities with any duration or maturity and does not seek to maintain the maturity of the Fund's portfolio in any particular range.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Convertible securities fluctuate in price in response to various factors, including changes in interest rates, changes in the price of equity securities, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Convertible securities risk: Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A convertible security may also be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which could result in a loss to the Fund. Additionally, the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest rate risk: As interest rates rise, the values of convertible securities held by the Fund are likely to decrease and reduce the value of the Fund's portfolio. Convertible securities are normally much more sensitive to interest rate changes when they are valued more like the company's bonds than the company's common stock, such as when the conversion price for the convertible security is well above the common stock price.

Stock market risk: Stock markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments which can adversely affect the value of convertible securities held by the Fund. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock which can also cause the value of the company's convertible securities to decline.

Credit risk: The issuer of a security owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Convertible securities are normally considered junior to the company's non-convertible debt so the company would normally have to pay interest on its non-convertible debt before interest can be paid on the convertible securities. Credit risk is higher for the Fund because it invests primarily in convertible securities of companies with debt rated below investment grade.

High-yield risk: There is a greater risk that the Fund will lose money because it invests primarily in convertible securities of companies with debt rated below investment grade. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's security could be incorrect.

Liquidity risk: The market for convertible securities is less liquid than the market for non-convertible corporate bonds. The Fund may at times have greater difficulty buying or selling specific convertible securities at prices the Subadviser believes are reasonable which would be adverse to the Fund.

Performance

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2011
Harbor Convertible Securities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (applicable to shares held less than 9 months for Harbor Convertible Securities Fund, applicable on shares held less than 60 days for Harbor Emerging Markets Debt Fund)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
One Year	rr_ExpenseExampleYear01	87
Three Years	rr_ExpenseExampleYear03	402
Harbor Convertible Securities Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (applicable to shares held less than 9 months for Harbor Convertible Securities Fund, applicable on shares held less than 60 days for Harbor Emerging Markets Debt Fund)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
One Year	rr_ExpenseExampleYear01	112
Three Years	rr_ExpenseExampleYear03	479
Harbor Convertible Securities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (applicable to shares held less than 9 months for Harbor Convertible Securities Fund, applicable on shares held less than 60 days for Harbor Emerging Markets Debt Fund)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.37%
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.22%
One Year	rr_ExpenseExampleYear01	124
Three Years	rr_ExpenseExampleYear03	516
Harbor Convertible Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Convertible Securities Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return by investing primarily in a portfolio of convertible securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: Convertible securities

The Fund invests primarily in convertible securities of U.S. and non-U.S. corporate issuers. Convertible securities are "hybrid" securities that possess both fixed income and equity characteristics. These convertible securities include corporate bonds, preferred stocks and other types of securities that are convertible into common stock or its equivalent value. A convertible security generally performs more like a common stock when the price of the underlying stock is closer to or above the conversion price because it is more likely that the convertible security will be converted into stock. A convertible security generally performs more like a bond when the price of the underlying stock is well below the conversion price because it is more likely that the convertible security will mature without being converted. While the Fund has broad discretion to invest in all types of convertible securities, the Fund focuses primarily on investments in convertible bonds. The Fund also focuses primarily on convertible securities of corporate issuers with debt rated below investment grade (below Baa3 by Moody's or below BBB- by S&P or Fitch), commonly referred to as "high yield" or "junk bonds." As a result, all, or substantially all of the Fund's assets, may be invested in below investment grade rated securities. The Fund invests primarily in U.S. dollar denominated securities; however, the Fund may invest in securities denominated in other currencies.

The Subadviser seeks to maximize portfolio return and minimize default risk by adhering to the following elements of its philosophy when selecting securities for investment:

•	Bottom-up, fundamental analysis

•	Broad diversification

•	Direct communication with management

•	Monitoring issuers on a systematic basis

•	Credit committee disciplined approach

•	Comprehensive reporting and risk control systems

The Subadviser conducts in-depth analysis using proprietary research tools in addition to communicating with management of the issuers to select securities for investment in the Fund and to monitor the selected securities on a systematic basis. The Subadviser seeks to select securities issued by companies that generally exhibit, or are believed to have the prospect for, positive credit momentum with the potential for credit rating upgrade and/or equity appreciation. In addition to considering company fundamentals, the Subadviser also considers a range of more technical factors related to the convertible nature of these securities, including:

•	The optimal entry point to acquire the company's convertible securities based upon the relationship between the underlying equity and bond valuations and convertible security price

•	Determining the catalysts for growth on the equity side of the company's balance sheet relative to the resiliency of bond valuations if the company's equity valuations were to decline

•	Assessing the volatility of the underlying common stock and its relationship with the price of the convertible security

•	Determining whether there is sufficient liquidity to support purchase and sale activity·

•	Assessing the historical relationship between the price of the convertible security and the Subadviser's view of the security's implied value

•	Assessing/monitoring the positive risk/reward characteristics of the convertible security versus the movements (up/down) in the price of the underlying equity

•

Assessing the potential for risk/volatility by first identifying the "bond floor" (the price of the convertible security if valued solely based on the underlying bond price) as the main convertible component

The Subadviser tends to acquire convertible securities that have valuations more closely aligned with a company's bonds than common stock. The Subadviser believes this approach can provide greater downside protection for the Fund's portfolio, although at the expense of potentially greater appreciation that can come with holding convertible securities whose price is more dependent upon the price of the underlying common stock.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of convertible securities.While the Fund's portfolio consists primarily of convertible securities of U.S. issuers, it may, from time to time, include non-convertible corporate debt, non-U.S. dollar-denominated securities, convertible securities of non-US issuers, synthetic convertibles or common stock of issuers. In addition, the Subadviser may, from time to time and subject to market conditions, utilize macro hedging techniques including, but not limited to, long and short positions in U.S. Treasuries. However, it is not the Subadviser's intention to normally hedge on a security specific basis. The Fund's 80% investment policy can be changed by the Fund upon 60 days advance notice to shareholders.

All securities in the portfolio are reviewed at least four times a year. As part of the selection and monitoring process, the Subadviser actively seeks to avoid holding securities of issuers that it deems to have a high risk of default.

Duration/Maturity. Although duration may be one of the characteristics considered in securities selection, the Fund does not focus on securities with any duration or maturity and does not seek to maintain the maturity of the Fund's portfolio in any particular range.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of convertible securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. Convertible securities fluctuate in price in response to various factors, including changes in interest rates, changes in the price of equity securities, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Convertible securities risk: Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A convertible security may also be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which could result in a loss to the Fund. Additionally, the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest rate risk: As interest rates rise, the values of convertible securities held by the Fund are likely to decrease and reduce the value of the Fund's portfolio. Convertible securities are normally much more sensitive to interest rate changes when they are valued more like the company's bonds than the company's common stock, such as when the conversion price for the convertible security is well above the common stock price.

Stock market risk: Stock markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments which can adversely affect the value of convertible securities held by the Fund. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock which can also cause the value of the company's convertible securities to decline.

Credit risk: The issuer of a security owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Convertible securities are normally considered junior to the company's non-convertible debt so the company would normally have to pay interest on its non-convertible debt before interest can be paid on the convertible securities. Credit risk is higher for the Fund because it invests primarily in convertible securities of companies with debt rated below investment grade.

High-yield risk: There is a greater risk that the Fund will lose money because it invests primarily in convertible securities of companies with debt rated below investment grade. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's security could be incorrect.

Liquidity risk: The market for convertible securities is less liquid than the market for non-convertible corporate bonds. The Fund may at times have greater difficulty buying or selling specific convertible securities at prices the Subadviser believes are reasonable which would be adverse to the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com

[1]	The Adviser has contractually agreed to limit the Fund's operating expenses through April 30, 2012. Only the Board of Trustees may modify or terminate this agreement.

Harbor Emerging Markets Debt Fund Fund Summary
Investment Objective
The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Harbor Emerging Markets Debt Fund	Institutional Class	Administrative Class
Redemption Fee (applicable to shares held less than 9 months for Harbor Convertible Securities Fund, applicable on shares held less than 60 days for Harbor Emerging Markets Debt Fund)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Harbor Emerging Markets Debt Fund		Institutional Class	Administrative Class
Management Fees		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		2.15%	2.15%
Total Annual Fund Operating Expenses		3.00%	3.25%
Expense Reimbursements	[1]	1.95%	1.95%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.05%	1.30%
[1]	The Adviser has contractually agreed to limit the Fund's operating expenses through April 30, 2012. Only the Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example Harbor Emerging Markets Debt Fund (USD $)	One Year	Three Years
Institutional Class	107	742
Administrative Class	132	817

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategy

Principal Style Characteristics: Emerging market fixed income securities

The Fund invests primarily in Emerging Markets Fixed Income Securities. "Emerging Markets Fixed Income Securities" include fixed income securities and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) that economically are tied to countries with emerging securities markets, are denominated in the predominant currency of the local market of an emerging market country or whose performance is linked to those countries' markets, economies or ability to repay loans. Emerging Markets Fixed Income Securities may be denominated in non-U.S. currencies or the U.S. dollar. A security or instrument is economically tied to an emerging market country if it is principally traded on the country's securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.

The Fund considers emerging market countries as those identified by the World Bank Group as being "low income economies" or which are included in a J.P. Morgan emerging market bond index. It is anticipated that the Fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund's emerging market fixed income investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, convertible securities, securities issued by supranational organizations, fixed and floating rate commercial loans, securitized loan participations, Rule 144A securities, non-U.S. currencies, forward currency contracts and other foreign currency transactions and derivatives, and other instruments related to these types of securities. The Fund may utilize derivative instruments to a significant extent to hedge or gain exposure to emerging securities markets or emerging market currencies (for example, futures or other derivatives whose return is based on specific emerging markets securities or indices).

While the Fund may invest in securities denominated in non-U.S. currencies or the U.S. dollar, the Subadviser will normally seek to maintain a target weighting of 50% of the Fund's portfolio exposed to securities denominated in non-U.S. currencies (including currencies of emerging market countries) and 50% to securities denominated in U.S. dollars. However, the Subadviser may tactically increase or decrease the Fund's exposure to securities denominated in non-U.S. or U.S. currencies depending upon the Subadviser's views as to relative attractiveness of particular currencies relative to the U.S. dollar.

The Subadviser seeks capital appreciation through country selection, sector selection, security selection and currency selection. The Subadviser uses a "top-down" approach and allocates the Fund's investments among various emerging market countries. In allocating among different countries, the following are some of the factors the Subadviser may consider:

•	Currency, inflation and interest rates and trends

•	Growth rate forecasts

•	Liquidity of a country's debt markets

•	Fiscal policies

•	Political and economic outlook and

•	Tax environment

The Subadviser then selects those individual investments that the Subadviser believes to be most undervalued and to offer the highest potential returns relative to the amount of credit, interest rate, liquidity and other risks presented. The Subadviser engages in independent fundamental analysis to evaluate the creditworthiness of corporate and governmental issuers.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowing for investment purposes, in Emerging Markets Fixed Income Securities, which include derivative instruments that are economically tied to countries with emerging securities markets, are denominated in the predominant currency of the local market of an emerging market country or whose performance is linked to those countries' emerging markets, economies or ability to repay loans.The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Credit Quality. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as "high yield" securities or "junk bonds."

Maturity and Duration. The Adviser normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund's average duration may be outside this range, and the Fund may invest in securities of any duration and maturity. Average duration is a weighted average of all fixed income security durations in the Fund's portfolio, and is an approximate measure of the sensitivity of the market value of the Fund's holdings to changes in interest rates. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations.

Emerging markets securities risk: The Fund invests primarily in securities of emerging market issuers. Because of this, there is a greater risk that the Fund's share price will fluctuate more than if the Fund invested only in domestic or developed market foreign issuers. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

These risks are more significant for issuers economically tied to emerging market countries, including heightened risks from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer's unwillingness or inability to make principal or interest payments on its obligations.

High-yield risk: Below investment grade bonds are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular security could be incorrect.

Non-diversification risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer and may invest in a relatively small number of issuers it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified portfolio. Some of those issuers may also present substantial credit or other risks.

Performance

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2011
Harbor Emerging Markets Debt Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (applicable to shares held less than 9 months for Harbor Convertible Securities Fund, applicable on shares held less than 60 days for Harbor Emerging Markets Debt Fund)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.00%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.95%	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
One Year	rr_ExpenseExampleYear01	107
Three Years	rr_ExpenseExampleYear03	742
Harbor Emerging Markets Debt Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (applicable to shares held less than 9 months for Harbor Convertible Securities Fund, applicable on shares held less than 60 days for Harbor Emerging Markets Debt Fund)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.25%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.95%	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
One Year	rr_ExpenseExampleYear01	132
Three Years	rr_ExpenseExampleYear03	817
Harbor Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Emerging Markets Debt Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Style Characteristics: Emerging market fixed income securities

The Fund invests primarily in Emerging Markets Fixed Income Securities. "Emerging Markets Fixed Income Securities" include fixed income securities and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) that economically are tied to countries with emerging securities markets, are denominated in the predominant currency of the local market of an emerging market country or whose performance is linked to those countries' markets, economies or ability to repay loans. Emerging Markets Fixed Income Securities may be denominated in non-U.S. currencies or the U.S. dollar. A security or instrument is economically tied to an emerging market country if it is principally traded on the country's securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.

The Fund considers emerging market countries as those identified by the World Bank Group as being "low income economies" or which are included in a J.P. Morgan emerging market bond index. It is anticipated that the Fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund's emerging market fixed income investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, convertible securities, securities issued by supranational organizations, fixed and floating rate commercial loans, securitized loan participations, Rule 144A securities, non-U.S. currencies, forward currency contracts and other foreign currency transactions and derivatives, and other instruments related to these types of securities. The Fund may utilize derivative instruments to a significant extent to hedge or gain exposure to emerging securities markets or emerging market currencies (for example, futures or other derivatives whose return is based on specific emerging markets securities or indices).

While the Fund may invest in securities denominated in non-U.S. currencies or the U.S. dollar, the Subadviser will normally seek to maintain a target weighting of 50% of the Fund's portfolio exposed to securities denominated in non-U.S. currencies (including currencies of emerging market countries) and 50% to securities denominated in U.S. dollars. However, the Subadviser may tactically increase or decrease the Fund's exposure to securities denominated in non-U.S. or U.S. currencies depending upon the Subadviser's views as to relative attractiveness of particular currencies relative to the U.S. dollar.

The Subadviser seeks capital appreciation through country selection, sector selection, security selection and currency selection. The Subadviser uses a "top-down" approach and allocates the Fund's investments among various emerging market countries. In allocating among different countries, the following are some of the factors the Subadviser may consider:

•	Currency, inflation and interest rates and trends

•	Growth rate forecasts

•	Liquidity of a country's debt markets

•	Fiscal policies

•	Political and economic outlook and

•	Tax environment

The Subadviser then selects those individual investments that the Subadviser believes to be most undervalued and to offer the highest potential returns relative to the amount of credit, interest rate, liquidity and other risks presented. The Subadviser engages in independent fundamental analysis to evaluate the creditworthiness of corporate and governmental issuers.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowing for investment purposes, in Emerging Markets Fixed Income Securities, which include derivative instruments that are economically tied to countries with emerging securities markets, are denominated in the predominant currency of the local market of an emerging market country or whose performance is linked to those countries' emerging markets, economies or ability to repay loans.The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Credit Quality. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as "high yield" securities or "junk bonds."

Maturity and Duration. The Adviser normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund's average duration may be outside this range, and the Fund may invest in securities of any duration and maturity. Average duration is a weighted average of all fixed income security durations in the Fund's portfolio, and is an approximate measure of the sensitivity of the market value of the Fund's holdings to changes in interest rates. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowing for investment purposes, in Emerging Markets Fixed Income Securities, which include derivative instruments that are economically tied to countries with emerging securities markets, are denominated in the predominant currency of the local market of an emerging market country or whose performance is linked to those countries' emerging markets, economies or ability to repay loans.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations.

Emerging markets securities risk: The Fund invests primarily in securities of emerging market issuers. Because of this, there is a greater risk that the Fund's share price will fluctuate more than if the Fund invested only in domestic or developed market foreign issuers. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

These risks are more significant for issuers economically tied to emerging market countries, including heightened risks from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer's unwillingness or inability to make principal or interest payments on its obligations.

High-yield risk: Below investment grade bonds are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular security could be incorrect.

Non-diversification risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer and may invest in a relatively small number of issuers it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified portfolio. Some of those issuers may also present substantial credit or other risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-diversification risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer and may invest in a relatively small number of issuers it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified portfolio. Some of those issuers may also present substantial credit or other risks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com

[1]	The Adviser has contractually agreed to limit the Fund's operating expenses through April 30, 2012. Only the Board of Trustees may modify or terminate this agreement.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011